Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

June 11, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Pacer Funds Trust (the “Trust”) File Nos.: 333-201530 and 811-23024

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust certifies that the forms of Prospectus and Statement of Additional Information for the Pacer Trendpilot 750 ETF, the Pacer Trendpilot 450 ETF, the Pacer Trendpilot 100 ETF and the Pacer US Export Leaders ETF that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Pre-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A, which was electronically filed with the Commission and became effective on June 10, 2015.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765 5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President
U.S. Bancorp Fund Services, LLC
as Administrator for the Trust